Goodwill and Other Intangible Assets - Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 1,144.5	$ 1,124.8
Accumulated Amortization	827.1	773.4
Finite-Lived Intangible Assets, Net, Excluding Amortization of Deferred Acquisition Costs	317.4	351.4
Intangible Assets, Net Carrying Amount	319.2
Management contract rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Lives	20 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	550.0	550.0
Accumulated Amortization	339.2	311.6
Intangible Assets, Net Carrying Amount	210.8	238.4
Customer relationship lists
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Lives	20 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	115.8	115.8
Accumulated Amortization	34.5	27.0
Intangible Assets, Net Carrying Amount	81.3	88.8
Computer software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Lives	3 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	478.7	459.0
Accumulated Amortization	453.4	434.8
Intangible Assets, Net Carrying Amount	$ 25.3	$ 24.2